Intangible assets - Schedule of goodwill based on cash-generating units (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Goodwill	€ 13,143	€ 11,958
Banco Santander (Brazil)
Disclosure of information for cash-generating units [line items]
Goodwill	3,309	3,031
United Kingdom
Disclosure of information for cash-generating units [line items]
Goodwill	1,398	609
SAM Investment Holdings Limited
Disclosure of information for cash-generating units [line items]
Goodwill	1,382	1,444
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,304	1,304
Santander Portugal
Disclosure of information for cash-generating units [line items]
Goodwill	1,040	1,040
Santander España
Disclosure of information for cash-generating units [line items]
Goodwill	998	998
Santander US Auto
Disclosure of information for cash-generating units [line items]
Goodwill	971	943
Santander Holding USA (ex. Auto)
Disclosure of information for cash-generating units [line items]
Goodwill	787	765
Grupo Financiero Santander (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	489	463
Banco Santander - Chile
Disclosure of information for cash-generating units [line items]
Goodwill	473	470
Ebury Partners
Disclosure of information for cash-generating units [line items]
Goodwill	329	326
Santander Consumer Nordics
Disclosure of information for cash-generating units [line items]
Goodwill	218	211
Other entities
Disclosure of information for cash-generating units [line items]
Goodwill	€ 445	€ 354